Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net income:	$ 3,869	$ 2,254
Other comprehensive (loss) income :
Unrealized (loss) gain on currency translation adjustments	(2,184)	2,388
Other comprehensive (loss) income:	(2,184)	2,388
Comprehensive income	$ 1,685	$ 4,642